SHARE CAPITAL (Details) $ / shares in Units, ¥ in Thousands						12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 25, 2019 CNY (¥) shares	Jan. 25, 2019 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 CNY (¥)
Aggregate purchase price | ¥						¥ 17,166		¥ 16,223		¥ 53,599
Proceeds from issuance of common stock						17,166	$ 2,647,000	16,223		53,599
Increased share capital resulted from contribution from non-controlling interests | ¥								¥ 2,100		¥ 9,379
Shares purchased | ¥						¥ 745
At-the-Market Arrangement
Stock Issued During Period, Shares, New Issues						219,440	219,440	280,000	280,000
Proceeds from issuance of common stock						¥ 17,200	$ 2,620,000	¥ 16,200	$ 2,360,000
Increased share capital resulted from contribution from non-controlling interests | $									$ 2,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						21,930	21,930
Shares purchased		¥ 472	$ 73,000
Subsequent Event | At-the-Market Arrangement
Shares purchased | $	$ 0
Tiger Capital Fund SPC
Shares of warrants					1,000,000
Strike price | $ / shares					$ 6.47
Class Of Warrant Or Right Term				5 years	5 years
Stock Issued During Period, Shares, New Issues				1,397,680	1,397,680
Aggregate purchase price				¥ 53,599	$ 7,743,000